AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 16, 2025

1933 Registration File No. 333-221764

1940 Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 137	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 140	☒

TIDAL TRUST III

(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1251 Avenue of Americas, 19th Floor New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 16, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 112 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 6, 2025, and pursuant to Rule 485(a)(2) would have become effective on July 20, 2025.

Post-Effective Amendment No. 125 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 19, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 129 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 17, 2025, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 137 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 16, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 137 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 137 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on September 16, 2025.

Tidal Trust III

By:	/s/ Eric Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on September 16, 2025.

	Signature	Title

	/s/ Eric Falkeis	President and Principal Executive Officer
Eric W. Falkeis

	/s/ Monica H. Byrd*	Trustee
Monica H. Byrd

	/s/ Pamela Cytron*	Trustee
Pamela Cytron

	/s/ Lawrence Jules*	Trustee
Lawrence Jules

	/s/ Guillermo Trias*	Trustee
Guillermo Trias

	/s/ Ethan Powell*	Trustee
Ethan Powell

	/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Eric Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney